iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  2 .7%
Ambev SA ............................. 332,910 $ 1,077,022
B3 SA - Brasil Bolsa Balcao .................. 1,848,068 6,044,766
Banco do Brasil SA
(a)
...................... 504,840 2,031,549
BB Seguridade Participacoes SA .............. 239,144 1,678,187
CPFL Energia SA ......................... 252,553 2,172,300
CSN Mineracao SA ....................... 1,617,109 1,493,836
Embraer SA ............................ 238,765 3,473,169
NU Holdings Ltd. , Class A
(a)
.................. 517,448 6,794,092
Petroleo Brasileiro SA - Petrobras
(a)
............ 728,464 6,748,099
Suzano SA ............................. 241,883 2,009,558
TIM SA ............................... 828,552 3,597,008
Vale SA ............................... 667,233 10,954,443
Vibra Energia SA ......................... 263,535 1,554,186
WEG SA .............................. 162,882 1,423,932
51,052,147
a
Chile  —  0 .6%
Banco de Chile .......................... 6,805,346 1,281,947
Banco de Credito e Inversiones SA ............. 18,083 1,220,060
Cencosud SA ........................... 746,650 1,760,840
Empresas CMPC SA ...................... 571,527 684,517
Enel Chile SA ........................... 47,018,154 4,083,528
Falabella SA ............................ 257,404 1,648,469
Latam Airlines Group SA .................... 21,450,400 580,822
Quinenco SA ............................ 82,500 361,501
11,621,684
a
China  —  19 .8%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 353,800 1,004,632
3SBio, Inc.
(a) (b)
........................... 705,000 1,665,597
Addsino Co. Ltd. , Class A
(a)
.................. 43,800 131,427
Agricultural Bank of China Ltd. , Class A .......... 2,443,000 2,282,164
Agricultural Bank of China Ltd. , Class H .......... 4,012,000 2,954,920
AIMA Technology Group Co. Ltd. , Class A ........ 141,100 449,348
Akeso, Inc.
(a) (b)
........................... 56,000 845,814
Alibaba Group Holding Ltd. .................. 2,554,248 39,601,453
All Winner Technology Co. Ltd. , Class A .......... 73,200 374,986
Aluminum Corp. of China Ltd. , Class H .......... 1,720,000 2,408,777
Anker Innovations Technology Co. Ltd. , Class A .... 70,400 1,308,309
Atour Lifestyle Holdings Ltd. , ADR ............. 94,650 3,250,281
Bank of Beijing Co. Ltd. , Class A .............. 1,666,800 1,254,048
Bank of China Ltd. , Class H .................. 15,518,000 10,315,629
Bank of Communications Co. Ltd. , Class A ........ 607,600 598,198
Bank of Communications Co. Ltd. , Class H ....... 2,130,000 1,985,579
Bank of Qingdao Co. Ltd. , Class A ............. 524,600 433,643
Bank of Shanghai Co. Ltd. , Class A ............. 1,233,300 1,646,150
Beijing Aosaikang Pharmaceutical Co. Ltd. , Class A .. 167,700 360,917
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 95,935 1,303,076
Beijing Kingsoft Office Software, Inc. , Class A ...... 23,502 830,591
Beijing Teamsun Technology Co. Ltd. , Class A ..... 142,700 401,729
Beijing Ultrapower Software Co. Ltd. , Class A ...... 326,400 381,152
Bohai Leasing Co. Ltd. , Class A
(a)
.............. 280,600 170,898
Bosideng International Holdings Ltd. ............ 3,904,000 2,118,555
BYD Co. Ltd. , Class A ...................... 327,400 4,653,307
BYD Co. Ltd. , Class H ..................... 71,600 833,472
Cambricon Technologies Corp. Ltd. , Class A ....... 10,746 2,081,230
Chengdu Kanghong Pharmaceutical Group Co. Ltd. ,
Class A .............................. 112,600 349,460
China CITIC Bank Corp. Ltd. , Class H ........... 329,000 306,090
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b) (c)
.......................... 17,922,000 1,510,325
Security Shares Value
a
China (continued)
China Construction Bank Corp. , Class H ......... 15,906,000 $ 17,234,359
China Hongqiao Group Ltd. .................. 794,500 2,848,788
China Life Insurance Co. Ltd. , Class H .......... 806,000 2,973,423
China Merchants Bank Co. Ltd. , Class H ......... 447,000 2,689,172
China Merchants Securities Co. Ltd. , Class A ...... 78,500 197,265
China Merchants Securities Co. Ltd. , Class H
(b)
..... 1,215,400 2,272,587
China Nonferrous Mining Corp. Ltd. ............ 1,015,000 1,761,621
China Pacific Insurance Group Co. Ltd. , Class H .... 215,800 866,261
China Petroleum & Chemical Corp. , Class H ...... 6,570,000 3,621,589
China Resources Beverage Holdings Co. Ltd.
(c)
.... 1,088,600 1,140,451
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 134,119 484,710
China Shenhua Energy Co. Ltd. , Class H ......... 296,000 1,701,650
China Taiping Insurance Holdings Co. Ltd. ........ 407,600 1,034,864
China Tower Corp. Ltd. , Class H
(b)
.............. 929,500 1,176,019
China-Singapore Suzhou Industrial Park Development
Group Co. Ltd. , Class A ................... 139,800 179,779
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 575,600 918,026
Chongqing Rural Commercial Bank Co. Ltd. , Class H 5,757,000 4,672,067
Chow Tai Fook Jewellery Group Ltd. ............ 236,000 330,773
CITIC Securities Co. Ltd. , Class H ............. 392,500 1,307,812
CMOC Group Ltd. , Class H .................. 1,485,000 3,465,885
COFCO Sugar Holding Co. Ltd. , Class A ......... 350,500 668,330
Contemporary Amperex Technology Co. Ltd. , Class H 31,000 2,929,326
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 1,031,500 1,865,221
CSC Financial Co. Ltd. , Class H
(b)
.............. 1,487,500 2,158,635
Datang International Power Generation Co. Ltd. , Class
A .................................. 940,700 1,200,604
Datang International Power Generation Co. Ltd. , Class
H .................................. 580,000 233,128
Dong-E-E-Jiao Co. Ltd. , Class A ............... 104,600 772,999
Dosilicon Co. Ltd. , Class A
(a)
................. 7,367 154,624
East Money Information Co. Ltd. , Class A ......... 162,500 460,587
Eastroc Beverage Group Co. Ltd. , Class A ........ 21,840 459,830
Focus Media Information Technology Co. Ltd. , Class A 227,100 187,310
Fujian Wanchen Food Group Co. Ltd. , Class A ..... 30,200 811,056
G-bits Network Technology Xiamen Co. Ltd. , Class A . 10,900 535,044
GCL System Integration Technology Co. Ltd. , Class A
(a)
947,200 484,602
GD Power Development Co. Ltd. , Class A ........ 1,578,600 1,201,689
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 346,200 1,327,860
Goldwind Science & Technology Co. Ltd. , Class A ... 90,300 312,666
Goneo Group Co. Ltd. , Class A ............... 151,871 933,584
Great Wall Motor Co. Ltd. , Class H ............. 433,000 575,167
Guangdong Dongfang Precision Science & Technology
Co. Ltd. , Class A ....................... 197,600 489,384
Guangdong Provincial Expressway Development Co.
Ltd. , Class B .......................... 641,270 763,446
Guangzhou Shiyuan Electronic Technology Co. Ltd. ,
Class A .............................. 53,600 289,635
Guosen Securities Co. Ltd. , Class A ............ 810,400 1,213,124
Guosheng Securities, Inc. , Class A
(a)
............ 296,600 506,609
H World Group Ltd. ....................... 301,500 1,349,722
Haidilao International Holding Ltd.
(b)
............ 310,000 504,443
Hainan Haide Capital Management Co. Ltd. , Class A
(a)
274,775 253,440
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 78,000 312,365
Henan Shijia Photons Technology Co. Ltd. , Class A .. 15,320 368,220
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 264,300 984,844
Hisense Home Appliances Group Co. Ltd. , Class H .. 481,000 1,410,372
Horizon Robotics , Class B
(a) (c)
................. 637,200 431,715
Huatai Securities Co. Ltd. , Class H
(b)
............ 1,677,600 3,397,685
Hubei Jumpcan Pharmaceutical Co. Ltd. , Class A ... 146,900 597,872
Hytera Communications Corp. Ltd. , Class A
(a)
...... 119,400 148,027
Industrial & Commercial Bank of China Ltd. , Class A . 422,700 451,162
Industrial & Commercial Bank of China Ltd. , Class H . 14,887,000 12,607,134

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Industrial Bank Co. Ltd. , Class A ............... 399,100 $ 1,091,356
Inner Mongolia ERDOS Resources Co. Ltd. , Class B . 525,600 659,628
Innovent Biologics, Inc.
(a) (b)
................... 191,500 2,033,413
Intsig Information Co. Ltd. , Class A ............. 30,792 583,224
Jack Technology Co. Ltd. , Class A ............. 78,600 463,943
JD Health International, Inc.
(a) (b)
............... 135,350 660,051
JD.com, Inc. , Class A ...................... 86,800 1,251,289
JF SmartInvest Holdings Ltd.
(c)
................ 305,500 1,071,399
Jiangsu Leadmicro Nano Technology Co. Ltd. , Class A 74,510 885,678
Jiangsu Phoenix Publishing & Media Corp. Ltd. , Class
A .................................. 121,100 160,206
Jiangxi Copper Co. Ltd. , Class A .............. 27,000 174,082
Jiangxi Copper Co. Ltd. , Class H .............. 208,000 936,615
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 503,100 1,800,990
Jinneng Holding Shanxi Coal Industry Co. Ltd. , Class A 89,900 243,975
Kingboard Holdings Ltd. .................... 202,000 1,697,644
Kingnet Network Co. Ltd. , Class A ............. 342,000 811,168
Kingsoft Corp. Ltd. ........................ 232,600 630,932
Knowledge Atlas Technology JSC Ltd. , Class H
(a) (c)
.. 14,900 3,023,236
Kuaishou Technology , Class B
(b)
............... 603,200 3,515,820
Kunlun Energy Co. Ltd. ..................... 396,000 361,796
Kweichow Moutai Co. Ltd. , Class A ............. 8,000 1,567,092
L&K Engineering Suzhou Co. Ltd. , Class A ........ 34,200 764,347
Lakala Payment Co. Ltd. , Class A .............. 132,600 474,550
Laopu Gold Co. Ltd. , Class H
(c)
................ 9,600 615,729
Li Auto, Inc. , Class A
(a)
..................... 167,900 1,251,982
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 79,700 165,976
Livzon Pharmaceutical Group, Inc. , Class A ....... 22,400 102,174
Loncin Motor Co. Ltd. , Class A ................ 335,500 647,166
Maxio Technology Hangzhou Co. Ltd. , Class A
(a)
.... 72,300 812,283
Meihua Holdings Group Co. Ltd. , Class A ......... 444,300 618,643
Meitu, Inc.
(a) (b) (c)
.......................... 3,560,000 1,982,653
Meituan , Class B
(a) (b)
....................... 654,420 6,360,033
Midea Group Co. Ltd. , Class A ................ 235,200 2,810,802
MMG Ltd.
(a)
............................. 1,104,000 1,244,460
MotoMotion China Corp. , Class A .............. 17,550 108,642
NetEase Cloud Music, Inc.
(a) (b) (c)
............... 105,950 1,608,433
NetEase, Inc. ........................... 343,300 8,417,187
New China Life Insurance Co. Ltd. , Class H ....... 303,400 1,878,792
Neway Valve Suzhou Co. Ltd. , Class A .......... 123,800 1,051,321
Newland Digital Technology Co. Ltd. , Class A ...... 152,100 465,666
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 613,400 3,347,753
Northeast Securities Co. Ltd. , Class A ........... 403,300 474,573
OneRobotics Shenzhen Co. Ltd. , Class H
(a) (c)
...... 10,300 121,919
Opple Lighting Co. Ltd. , Class A ............... 85,900 245,011
Orient Securities Co. Ltd. , Class H
(b)
............ 1,389,200 1,009,758
Pacific Securities Co. Ltd. (The) , Class A
(a)
........ 346,900 172,313
PDD Holdings, Inc. , ADR
(a) (c)
................. 130,663 11,033,184
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,946,000 2,607,939
PetroChina Co. Ltd. , Class A ................. 3,298,000 5,299,526
PetroChina Co. Ltd. , Class H ................. 1,702,000 2,366,023
PICC Property & Casualty Co. Ltd. , Class H ....... 775,000 1,438,387
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 209,800 239,147
Ping An Insurance Group Co. of China Ltd. , Class H . 971,500 7,440,850
Piotech, Inc. , Class A ...................... 10,067 936,761
Pony AI, Inc. , Class A
(a)
..................... 89,500 910,949
Pop Mart International Group Ltd.
(b) (c)
............ 167,400 3,689,519
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 4,798,000 3,072,024
Qfin Holdings, Inc. , ADR .................... 33,884 544,855
Qingdao East Steel Tower Stock Co. Ltd. , Class A ... 178,000 574,971
Quzhou Xin'an Development Co. Ltd. , Class A
(a)
.... 903,600 395,349
Remegen Co. Ltd. , Class H
(a) (b)
................ 173,000 1,829,216
Rockchip Electronics Co. Ltd. , Class A .......... 21,600 561,338
Security Shares Value
a
China (continued)
SAIC Motor Corp. Ltd. , Class A ............... 297,400 $ 541,652
Sangfor Technologies, Inc. , Class A ............ 66,100 1,050,244
SenseTime Group, Inc. , Class B
(a) (b)
............ 4,795,000 1,018,151
Sensteed Hi-tech Group , Class A
(a)
............. 1,575,000 834,737
Seres Group Co. Ltd. , Class A ................ 97,116 1,169,142
Seres Group Co. Ltd. , Class H
(c)
............... 117,100 1,012,851
Shaanxi Coal Industry Co. Ltd. , Class A .......... 248,500 945,165
Shanghai Biren Technology Co. Ltd. , Class H
(a) (c)
.... 96,400 759,874
Shanghai Construction Group Co. Ltd. , Class A ..... 1,420,400 529,083
Shanghai Iluvatar CoreX Semiconductor Co. Ltd. , Class
H
(a) (c)
................................ 15,600 994,106
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(a)
449,000 1,453,566
Shanghai Pudong Development Bank Co. Ltd. , Class A 453,748 628,775
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 159,600 200,557
Shanghai Sinyang Semiconductor Materials Co. Ltd. ,
Class A .............................. 16,300 219,589
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 27,600 523,503
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 1,325,400 864,211
Shenzhen SC New Energy Technology Corp. , Class A 57,200 682,570
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 34,764 308,731
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. ,
Class A .............................. 38,400 550,157
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 41,772 1,473,038
Sichuan Changhong Electric Co. Ltd. , Class A ..... 114,000 121,336
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 27,000 1,590,092
Simcere Pharmaceutical Group Ltd.
(b)
........... 1,388,000 1,765,795
Sino Biopharmaceutical Ltd. ................. 703,000 448,018
Sinotrans Ltd. , Class H ..................... 546,000 341,385
Sinotruk Hong Kong Ltd. .................... 690,000 3,280,472
Suzhou Zelgen Biopharmaceutical Co. Ltd. , Class A
(a)
38,375 566,836
TAL Education Group , ADR
(a)
................. 14,140 137,299
Tencent Holdings Ltd. ...................... 888,100 48,251,869
Tingyi Cayman Islands Holding Corp. ........... 1,056,000 1,609,919
Uni-President China Holdings Ltd.
(c)
............ 2,383,000 2,390,024
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 194,500 1,289,175
Vantone Neo Development Group Co. Ltd. , Class A
(a)
. 283,300 677,126
Vipshop Holdings Ltd. , ADR .................. 166,604 2,369,109
Weichai Power Co. Ltd. , Class H .............. 895,000 4,754,494
Wolong Electric Group Co. Ltd. , Class A ......... 21,200 123,653
Wuliangye Yibin Co. Ltd. , Class A .............. 11,200 140,524
Wuxi Taiji Industry Ltd. Co. , Class A ............ 339,500 644,996
XD, Inc.
(c)
.............................. 247,400 1,605,585
Xiamen Bank Co. Ltd. , Class A ................ 435,900 458,595
Xiamen Kingdomway Group Co. , Class A ......... 69,500 156,042
Xiamen Xiangyu Co. Ltd. , Class A .............. 415,500 390,608
XPeng, Inc. , Class A
(a)
..................... 59,200 481,530
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b) (c)
........................... 7,000 201,831
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 711,300 387,793
Yum China Holdings, Inc. ................... 20,950 914,897
Yutong Bus Co. Ltd. , Class A ................. 65,900 314,631
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
148,800 747,340
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 164,200 272,174
Zhejiang Semir Garment Co. Ltd. , Class A ........ 420,200 340,369
Zhongshan Broad Ocean Motor Co. Ltd. , Class A ... 398,800 506,263
Zhuhai Zhumian Group Co. Ltd.
(a)
.............. 188,000 151,727
Zijin Mining Group Co. Ltd. , Class A ............ 39,700 179,559
Zijin Mining Group Co. Ltd. , Class H ............ 250,000 1,048,054
379,774,882
a

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Colombia  —  0 .3%
Grupo Cibest SA ......................... 142,381 $ 2,935,094
Interconexion Electrica SA ESP ............... 303,867 2,489,125
5,424,219
a
Czech Republic  —  0 .3%
CEZ A.S. .............................. 35,014 2,112,139
Komercni Banka A.S. ...................... 86,747 4,118,340
6,230,479
a
Egypt  —  0 .2%
Abou Kir Fertilizers & Chemical Industries ........ 765,747 1,264,574
Eastern Co. SAE ......................... 695,822 506,412
ElSewedy Electric Co. ..................... 215,785 369,220
Talaat Moustafa Group ..................... 598,996 1,101,180
3,241,386
a
Greece  —  0 .7%
Allwyn AG .............................. 117,714 1,731,103
Eurobank SA ............................ 244,537 1,138,972
Hellenic Telecommunications Organization SA ..... 74,014 1,570,349
JUMBO SA ............................. 41,810 1,135,300
National Bank of Greece SA ................. 239,351 4,140,666
Piraeus Bank SA
(a)
........................ 296,849 3,149,547
12,865,937
a
Hong Kong  —  0 .4%
BOC Hong Kong Holdings Ltd. ................ 874,000 5,340,431
Guming Holdings Ltd.
(c)
..................... 486,400 1,415,090
Zijin Gold International Co. Ltd. ............... 60,900 1,011,121
7,766,642
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC ............... 138,180 1,755,065
OTP Bank Nyrt .......................... 26,294 3,610,307
Richter Gedeon Nyrt ....................... 6,174 261,257
5,626,629
a
India  —  12 .0%
3M India Ltd. ............................ 4,657 1,607,396
ABB India Ltd. ........................... 75,062 5,734,700
AIA Engineering Ltd. ....................... 4,622 219,147
Ajanta Pharma Ltd. ....................... 59,983 1,848,546
Ashok Leyland Ltd. ....................... 387,979 634,620
Authum Investment & Infrastructure Ltd. ......... 44,192 222,518
Axis Bank Ltd. ........................... 159,344 2,158,187
Bajaj Auto Ltd. ........................... 28,764 3,165,510
Bajaj Finance Ltd. ........................ 69,086 660,610
Bank of Maharashtra ...................... 621,990 518,779
Bharat Electronics Ltd. ..................... 1,083,977 4,683,376
Bharat Petroleum Corp. Ltd. ................. 544,476 1,707,167
Bharti Airtel Ltd. .......................... 288,450 5,549,851
Britannia Industries Ltd. .................... 38,146 2,089,798
CG Power & Industrial Solutions Ltd. ............ 68,752 664,431
Cipla Ltd. .............................. 132,933 1,959,853
Coal India Ltd. ........................... 597,802 2,880,218
Cochin Shipyard Ltd.
(b)
..................... 63,347 978,184
Colgate-Palmolive India Ltd. ................. 77,399 1,678,255
Coromandel International Ltd. ................ 8,144 150,284
CRISIL Ltd. ............................. 14,395 597,889
Cummins India Ltd. ....................... 76,172 4,714,170
Dr Reddy's Laboratories Ltd. ................. 210,701 2,903,743
GAIL India Ltd. .......................... 148,721 257,430
GE Vernova T&D India Ltd. .................. 158,336 8,581,144
General Insurance Corp. of India
(b)
............. 377,148 1,513,554
Gillette India Ltd. ......................... 22,301 1,881,837
GlaxoSmithKline Pharmaceuticals Ltd. .......... 78,890 1,834,743
Security Shares Value
a
India (continued)
Glenmark Pharmaceuticals Ltd. ............... 136,626 $ 3,270,554
Godrej Properties Ltd. ..................... 108,213 2,007,522
HCL Technologies Ltd. ..................... 240,799 3,008,414
HDB Financial Services Ltd. ................. 50,189 351,680
HDFC Asset Management Co. Ltd.
(b)
............ 5,647 158,916
HDFC Bank Ltd. ......................... 1,051,656 8,243,913
Hero MotoCorp Ltd. ....................... 29,663 1,530,150
Hexaware Technologies Ltd. ................. 179,860 963,685
Hindalco Industries Ltd. .................... 356,284 4,224,497
Hindustan Aeronautics Ltd. .................. 82,501 3,736,300
Hindustan Petroleum Corp. Ltd. ............... 249,442 1,033,377
Hindustan Zinc Ltd. ....................... 622,508 4,150,499
Hitachi Energy India Ltd. .................... 6,571 2,657,882
Housing & Urban Development Corp. Ltd. ........ 423,213 906,239
ICICI Bank Ltd. .......................... 747,863 9,886,185
Indian Oil Corp. Ltd. ....................... 863,828 1,274,590
Indian Railway Finance Corp. Ltd.
(b)
............ 904,055 927,381
Indian Renewable Energy Development Agency Ltd. . 192,463 269,937
Info Edge India Ltd. ....................... 71,794 751,531
Infosys Ltd. ............................. 586,926 7,186,265
InterGlobe Aviation Ltd.
(b)
................... 43,373 2,006,745
ITC Hotels Ltd. .......................... 648,758 1,056,741
Jindal Steel Ltd. .......................... 25,337 322,079
JSW Steel Ltd. .......................... 16,498 221,929
Kotak Mahindra Bank Ltd. ................... 303,307 1,226,256
L&T Technology Services Ltd.
(b)
............... 32,395 1,171,196
Larsen & Toubro Ltd. ...................... 116,806 5,015,039
Lenskart Solutions Ltd.
(a)
.................... 428,173 2,359,650
LIC Housing Finance Ltd. ................... 135,504 760,143
Lodha Developers Ltd.
(b)
.................... 23,428 231,235
Lupin Ltd. .............................. 69,461 1,656,497
Mahindra & Mahindra Ltd. ................... 170,773 5,471,315
Malco Energy Ltd.
(a)
....................... 159,339 202,989
Marico Ltd. ............................. 125,870 1,088,191
Maruti Suzuki India Ltd. .................... 8,390 1,158,604
Meesho Ltd.
(a)
........................... 815,309 1,571,734
Motilal Oswal Financial Services Ltd. ............ 128,463 1,188,598
Mphasis Ltd. ............................ 20,223 484,283
Multi Commodity Exchange of India Ltd. ......... 47,558 1,479,833
Muthoot Finance Ltd. ...................... 18,404 648,218
National Aluminium Co. Ltd. .................. 938,930 4,197,541
NBCC India Ltd. ......................... 738,173 780,002
Nestle India Ltd. ......................... 215,325 3,221,942
Nippon Life India Asset Management Ltd.
(b)
....... 100,420 1,162,288
NMDC Ltd. ............................. 4,160,756 3,853,898
NTPC Green Energy Ltd.
(a)
.................. 2,450,117 2,669,149
NTPC Ltd. ............................. 794,495 3,234,754
Oil & Natural Gas Corp. Ltd. ................. 741,087 2,070,800
Oil India Ltd. ............................ 175,152 878,016
One 97 Communications Ltd.
(a)
................ 17,797 209,650
Page Industries Ltd. ....................... 4,485 1,802,393
Pidilite Industries Ltd. ...................... 55,212 862,512
Piramal Finance Ltd. ...................... 11,681 236,825
Polycab India Ltd. ........................ 5,008 499,538
Power Finance Corp. Ltd. ................... 1,228,179 5,537,846
Power Grid Corp. of India Ltd. ................ 869,788 2,659,649
Premier Energies Ltd.
(b)
..................... 71,983 803,493
Procter & Gamble Hygiene & Health Care Ltd. ..... 2,205 223,945
REC Ltd. .............................. 775,599 2,755,749
Reliance Industries Ltd. .................... 586,806 8,157,769
SBI Life Insurance Co. Ltd.
(b)
................. 39,744 765,610
Shriram Finance Ltd. ...................... 78,090 778,416
Siemens Energy India Ltd. ................... 104,863 4,273,964
Solar Industries India Ltd. ................... 5,064 972,539

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
State Bank of India ........................ 85,307 $ 865,842
Sun Pharmaceutical Industries Ltd. ............. 166,456 3,150,323
Talwandi Sabo Power Ltd.
(a)
.................. 159,339 202,989
Tata Capital Ltd.
(a)
........................ 525,856 1,693,270
Tata Consultancy Services Ltd. ............... 285,349 6,788,153
Tata Investment Corp. Ltd. ................... 292,185 2,122,647
Tata Motors Ltd. .......................... 581,261 2,320,496
Tata Motors Passenger Vehicles Ltd. ............ 47,146 195,355
Tata Steel Ltd. ........................... 751,618 1,647,151
Tech Mahindra Ltd. ....................... 45,067 705,045
Titan Co. Ltd. ........................... 12,183 522,141
TVS Motor Co. Ltd. ....................... 52,108 1,840,098
United Spirits Ltd. ........................ 10,854 145,039
Vedanta Aluminium Metal Ltd.
(a)
............... 159,339 202,989
Vedanta Iron and Steel Ltd.
(a)
................. 159,339 202,989
Vedanta Ltd. ............................ 161,190 598,269
Vishal Mega Mart Ltd.
(a)
..................... 2,211,204 2,829,661
WAAREE Energies Ltd. .................... 20,578 679,917
Wipro Ltd. .............................. 1,485,133 3,206,945
Zydus Lifesciences Ltd. .................... 100,026 1,133,587
230,917,926
a
Indonesia  —  0 .8%
Adaro Andalan Indonesia PT ................. 4,190,400 1,969,746
Alamtri Resources Indonesia Tbk PT ............ 12,715,500 1,636,066
Aneka Tambang Tbk ...................... 5,237,100 852,488
Bank Central Asia Tbk PT ................... 5,369,000 1,715,629
Bank CIMB Niaga Tbk PT ................... 4,911,200 443,757
Bumi Resources Minerals Tbk PT
(a)
............. 6,949,200 231,223
Elang Mahkota Teknologi Tbk PT .............. 8,485,800 292,041
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 236,773,200 662,488
Hanjaya Mandala Sampoerna Tbk PT ........... 17,109,900 665,378
Nanshan Aluminium International Holdings Ltd.
(c)
.... 256,200 1,146,006
Perusahaan Gas Negara Persero Tbk PT ........ 8,647,000 883,545
Telkom Indonesia Persero Tbk PT ............. 3,870,300 651,570
Unilever Indonesia Tbk PT .................. 11,158,500 1,067,769
United Tractors Tbk PT ..................... 2,048,600 2,628,100
14,845,806
a
Kuwait  —  0 .2%
National Bank of Kuwait SAKP ................ 893,412 2,454,754
Warba Bank KSCP ........................ 2,371,769 2,136,027
4,590,781
a
Malaysia  —  0 .6%
Genting Bhd
(c)
........................... 551,000 322,481
Hong Leong Financial Group Bhd .............. 98,900 458,653
IJM Corp. Bhd ........................... 594,200 338,779
KLCCP Stapled Group
(c)
.................... 120,100 268,370
Nestle Malaysia Bhd
(c)
..................... 53,800 1,234,087
Petronas Dagangan Bhd
(c)
................... 367,300 1,643,355
Public Bank Bhd ......................... 1,638,500 1,946,611
Sime Darby Bhd
(c)
........................ 1,071,800 561,745
Telekom Malaysia Bhd ..................... 229,000 427,390
United Plantations Bhd ..................... 199,200 1,561,447
Westports Holdings Bhd .................... 435,700 671,406
YTL Corp. Bhd
(c)
......................... 4,691,440 2,425,563
YTL Power International Bhd ................. 514,420 539,825
12,399,712
a
Mexico  —  1 .6%
America Movil SAB de CV , Series B ............ 3,412,693 4,326,642
Arca Continental SAB de CV ................. 66,640 865,355
Cemex SAB de CV , ADR .................... 168,913 2,211,071
Coca-Cola Femsa SAB de CV ................ 790,506 8,544,779
Security Shares Value
a
Mexico (continued)
Fomento Economico Mexicano SAB de CV ....... 338,473 $ 4,034,070
Gruma SAB de CV , Class B .................. 110,068 1,845,958
Grupo Aeroportuario del Pacifico SAB de CV , Class B 33,212 782,207
Grupo Financiero Banorte SAB de CV , Class O .... 259,956 2,710,818
Grupo Mexico SAB de CV , Series B ............ 233,665 2,900,966
Industrias Penoles SAB de CV ................ 28,796 1,674,776
Wal-Mart de Mexico SAB de CV ............... 161,336 487,628
30,384,270
a
Philippines  —  0 .4%
Bank of the Philippine Islands ................ 734,738 1,118,733
DMCI Holdings, Inc. ....................... 3,326,200 491,391
International Container Terminal Services, Inc. ..... 267,120 3,263,804
Manila Electric Co. ........................ 208,830 1,934,129
6,808,057
a
Poland  —  0 .9%
Asseco Poland SA ........................ 48,809 2,656,128
Bank Handlowy w Warszawie SA .............. 5,439 188,961
Bank Polska Kasa Opieki SA ................. 9,492 633,642
Budimex SA ............................ 13,786 2,655,074
LPP SA ............................... 350 2,173,928
mBank SA
(a)
............................ 5,790 2,052,768
Orange Polska SA ........................ 529,628 2,373,049
Powszechna Kasa Oszczednosci Bank Polski SA ... 8,363 237,365
Tauron Polska Energia SA ................... 2,029,856 5,268,922
18,239,837
a
Qatar  —  0 .4%
Industries Qatar QSC ...................... 101,169 340,535
Mesaieed Petrochemical Holding Co. ........... 3,257,818 1,094,688
Ooredoo QPSC .......................... 1,293,561 4,755,478
Qatar National Bank QPSC .................. 113,598 554,745
6,745,446
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 986 10
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 135,475 19
United Co. RUSAL International PJSC
(a) (d)
........ 3,441,260 485
514
a
Saudi Arabia  —  2 .2%
Al Rajhi Bank ........................... 154,531 2,732,679
Alinma Bank ............................ 192,365 1,230,283
Arab National Bank ....................... 209,329 1,182,587
Arabian Internet & Communications Services Co. ... 20,424 1,162,545
Astra Industrial Group Co. ................... 40,988 1,441,778
Banque Saudi Fransi ...................... 169,247 862,787
Dar Al Arkan Real Estate Development Co.
(a)
...... 59,165 262,603
Elm Co. ............................... 18,844 3,444,807
Etihad Etisalat Co. ........................ 138,460 2,346,655
Nahdi Medical Co. ........................ 103,079 2,704,292
Riyad Bank ............................. 117,381 631,087
Riyadh Cables Group Co. ................... 69,102 2,090,038
SABIC Agri-Nutrients Co. ................... 79,544 2,903,864
SAL Saudi Logistics Services ................. 90,138 4,100,239
Saudi Arabian Mining Co.
(a)
.................. 39,181 658,744
Saudi Arabian Oil Co.
(b)
..................... 822,049 5,991,172
Saudi Aramco Base Oil Co. .................. 69,715 2,364,952
Saudi Energy Co. ........................ 906,611 4,094,478
Saudi Telecom Co. ........................ 149,598 1,755,662
41,961,252
a
South Africa  —  2 .4%
Anglogold Ashanti PLC ..................... 55,051 5,266,807
Bid Corp. Ltd. ........................... 30,188 757,558

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Africa (continued)
Bidvest Group Ltd. ........................ 65,189 $ 939,622
Clicks Group Ltd. ......................... 77,930 1,127,208
Exxaro Resources Ltd. ..................... 481,941 6,437,673
FirstRand Ltd. ........................... 268,442 1,527,792
Gold Fields Ltd. .......................... 89,914 3,545,972
Harmony Gold Mining Co. Ltd. ................ 74,765 1,367,718
Impala Platinum Holdings Ltd. ................ 40,542 577,742
MTN Group Ltd. .......................... 451,545 6,025,735
Naspers Ltd. , Class N ...................... 100,858 5,297,805
Nedbank Group Ltd. ....................... 104,601 1,673,041
NEPI Rockcastle N.V.
(a)
..................... 353,973 3,095,053
Sasol Ltd.
(a)
............................. 136,412 1,700,015
Shoprite Holdings Ltd. ..................... 9,531 167,731
Sibanye Stillwater Ltd. ..................... 166,448 497,742
Standard Bank Group Ltd. ................... 139,921 2,712,992
Tiger Brands Ltd. ......................... 84,739 1,453,422
Valterra Platinum Ltd. ...................... 21,508 1,775,999
45,947,627
a
South Korea  —  23 .7%
Alteogen, Inc. ........................... 1,213 296,703
APR Corp.
(c)
............................ 11,367 2,983,177
CJ Corp. .............................. 17,399 1,869,435
Coway Co. Ltd. .......................... 46,807 2,791,629
DB Insurance Co. Ltd. ..................... 14,663 1,392,353
Doosan Bobcat, Inc. ....................... 39,794 1,702,405
Doosan Enerbility Co. Ltd.
(a)
.................. 23,698 1,662,142
Hana Financial Group, Inc. .................. 106,793 8,171,919
Hankook Tire & Technology Co. Ltd. ............ 72,598 3,217,579
Hanmi Pharm Co. Ltd. ..................... 5,052 1,644,662
Hanmi Semiconductor Co. Ltd.
(c)
............... 13,038 2,449,008
Hanwha Aerospace Co. Ltd. ................. 4,805 3,746,590
HD Hyundai Co. Ltd. ...................... 6,721 1,238,092
HD Hyundai Electric Co. Ltd. ................. 4,359 3,052,755
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 4,958 2,291,049
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 5,303 1,489,128
Hyosung Heavy Industries Corp. .............. 2,042 5,005,450
Hyundai Glovis Co. Ltd. .................... 12,897 2,077,700
Hyundai Mobis Co. Ltd. ..................... 18,294 9,316,000
Hyundai Motor Co. ........................ 30,148 14,424,265
Hyundai Rotem Co. Ltd. .................... 11,448 1,523,108
IsuPetasys Co. Ltd. ....................... 3,808 326,335
KB Financial Group, Inc. .................... 78,023 7,816,865
KCC Corp. ............................. 10,225 3,739,529
Kia Corp. .............................. 65,848 7,386,839
Korea Electric Power Corp. .................. 57,546 1,494,896
Korea Gas Corp. ......................... 7,908 186,375
Korea Investment Holdings Co. Ltd. ............ 20,111 3,182,455
Korea Zinc Co. Ltd. ....................... 139 126,640
Krafton, Inc.
(a)
........................... 5,405 923,427
KT&G Corp. ............................ 26,656 3,255,915
LEENO Industrial, Inc. ..................... 4,919 317,737
LG Electronics, Inc. ....................... 8,492 1,655,723
LG Innotek Co. Ltd. ....................... 4,623 4,480,945
LG Uplus Corp. .......................... 85,559 916,259
LS Corp.
(c)
............................. 8,637 2,565,720
LS Electric Co. Ltd. ....................... 12,416 2,000,988
Meritz Financial Group, Inc.
(a)
................. 4,120 281,319
Mirae Asset Securities Co. Ltd.
(c)
.............. 87,997 3,602,822
NAVER Corp. ........................... 11,923 1,847,925
POSCO Holdings, Inc. ..................... 4,237 1,193,465
Sam Chun Dang Pharm Co. Ltd.
(c)
............. 1,082 243,122
Samsung Biologics Co. Ltd.
(a) (b)
............... 1,642 1,485,100
Samsung C&T Corp. ...................... 20,068 5,787,283
Samsung Electro-Mechanics Co. Ltd.
(c)
.......... 13,560 19,168,220
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd. ................ 761,942 $ 159,850,577
Samsung Fire & Marine Insurance Co. Ltd. ....... 9,835 3,711,513
Samsung Heavy Industries Co. Ltd.
(a)
........... 16,243 301,565
Samsung Life Insurance Co. Ltd.
(c)
............. 25,195 6,509,432
Samsung SDS Co. Ltd. ..................... 2,136 425,040
Samsung Securities Co. Ltd. ................. 36,222 2,893,165
Samyang Foods Co. Ltd.
(c)
.................. 485 387,918
Shinhan Financial Group Co. Ltd. .............. 89,955 5,595,404
SK hynix, Inc. ........................... 72,144 112,328,739
SK Square Co. Ltd.
(a)
...................... 15,966 13,239,299
SK Telecom Co. Ltd. ....................... 27,918 1,869,649
SK, Inc. ............................... 4,476 2,014,876
Woori Financial Group, Inc. .................. 9,495 187,780
455,646,010
a
Taiwan  —  24 .8%
Accton Technology Corp. ................... 145,000 11,094,579
Advantech Co. Ltd. ....................... 107,291 1,686,526
ASE Technology Holding Co. Ltd. .............. 484,000 9,246,984
Asia Vital Components Co. Ltd. ............... 59,000 4,975,258
Asustek Computer, Inc. ..................... 161,000 3,884,055
Bizlink Holding, Inc. ....................... 12,000 779,355
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 51,000 163,270
Cathay Financial Holding Co. Ltd. .............. 1,757,000 4,809,302
China Airlines Ltd. ........................ 410,000 249,788
Chroma ATE, Inc. ......................... 99,000 7,877,612
Chunghwa Telecom Co. Ltd. ................. 204,000 892,429
Compal Electronics, Inc. .................... 1,533,000 1,783,331
CTBC Financial Holding Co. Ltd. .............. 3,755,000 7,252,159
Delta Electronics, Inc. ...................... 328,000 25,166,217
E.Sun Financial Holding Co. Ltd. .............. 1,806,000 1,784,351
Elite Material Co. Ltd. ...................... 40,000 6,464,902
Far EasTone Telecommunications Co. Ltd. ........ 352,000 1,065,075
First Financial Holding Co. Ltd. ................ 194,850 170,817
Fortune Electric Co. Ltd. .................... 57,330 1,589,446
Fubon Financial Holding Co. Ltd. .............. 2,187,920 7,673,413
Global Unichip Corp. ...................... 54,000 7,967,537
Gold Circuit Electronics Ltd. .................. 60,000 2,504,827
Hon Hai Precision Industry Co. Ltd. ............. 1,585,000 14,508,767
Hon Precision, Inc. ........................ 24,000 6,289,522
Hua Nan Financial Holdings Co. Ltd. ............ 208,000 202,519
Innolux Corp. ........................... 815,000 1,313,043
Inventec Corp. ........................... 542,000 1,202,268
Jentech Precision Industrial Co. Ltd. ............ 15,000 1,682,797
King Slide Works Co. Ltd. ................... 29,000 4,634,848
King Yuan Electronics Co. Ltd. ................ 96,000 995,861
Largan Precision Co. Ltd. ................... 4,000 448,584
Lite-On Technology Corp. ................... 809,718 5,980,983
MediaTek, Inc. ........................... 304,000 41,329,266
Mega Financial Holding Co. Ltd. ............... 787,688 1,005,426
Nan Ya Plastics Corp. ...................... 381,000 1,188,369
Nanya Technology Corp. .................... 225,000 2,441,300
Novatek Microelectronics Corp. ............... 570,000 8,675,917
Powertech Technology, Inc. .................. 245,000 2,925,937
President Chain Store Corp. ................. 211,000 1,441,445
Quanta Computer, Inc. ..................... 389,000 4,175,018
Realtek Semiconductor Corp. ................ 290,000 5,345,254
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,056,000 1,339,246
Silicon Motion Technology Corp. , ADR ........... 15,203 4,209,255
SinoPac Financial Holdings Co. Ltd. ............ 2,828,270 2,708,625
Taiwan Cooperative Financial Holding Co. Ltd. ..... 7,018,799 5,130,579
Taiwan Mobile Co. Ltd. ..................... 100,000 355,940
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 2,810,000 208,179,624
Tripod Technology Corp. .................... 84,000 1,384,553
TS Financial Holding Co. Ltd. ................. 3,841,000 2,858,947

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Uni-President Enterprises Corp. ............... 1,341,000 $ 3,076,711
United Integrated Services Co. Ltd. ............. 119,000 4,363,740
United Microelectronics Corp. ................ 1,796,000 8,085,499
Winbond Electronics Corp. .................. 498,000 2,450,674
Wistron Corp. ........................... 412,000 2,062,535
Wiwynn Corp. ........................... 21,000 3,589,503
Yageo Corp. ............................ 29,000 674,714
Yuanta Financial Holding Co. Ltd. .............. 5,104,981 9,703,643
475,042,145
a
Thailand  —  1 .0%
Advanced Info Service PCL , NVDR ............. 248,900 2,695,962
Bumrungrad Hospital PCL , NVDR ............. 215,800 1,190,201
Delta Electronics Thailand PCL , NVDR .......... 564,600 6,088,794
Krung Thai Bank PCL , NVDR ................ 3,489,400 3,725,815
PTT Exploration & Production PCL , NVDR
(c)
....... 733,400 3,191,540
PTT PCL , NVDR ......................... 881,100 981,407
Thai Union Group PCL , NVDR ................ 2,353,300 807,506
TIDLOR Holdings PCL , NVDR ................ 1,080,100 607,451
TMBThanachart Bank PCL , NVDR
(c)
............ 3,943,600 276,265
19,564,941
a
Turkey  —  0 .4%
Akbank TAS ............................ 702,337 958,682
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(c)
...... 5,292,354 2,211,602
BIM Birlesik Magazalar A.S. .................. 93,793 753,376
KOC Holding A.S. ........................ 40,295 164,827
Tofas Turk Otomobil Fabrikasi A.S. ............. 57,067 363,335
Turkcell Iletisim Hizmetleri A.S. ................ 587,211 1,277,402
Turkiye Garanti Bankasi A.S. ................. 712,672 1,878,426
Yapi ve Kredi Bankasi A.S.
(a)
................. 1,341,341 950,255
8,557,905
a
United Arab Emirates  —  1 .7%
Abu Dhabi Islamic Bank PJSC ................ 1,106,959 6,201,516
Abu Dhabi National Oil Co. for Distribution PJSC ... 1,411,767 1,513,136
Aldar Properties PJSC ..................... 704,830 1,505,693
Emaar Development PJSC .................. 1,772,014 7,023,108
Emaar Properties PJSC .................... 981,099 3,175,179
Emirates Integrated Telecommunications Co. PJSC .. 1,631,135 4,973,933
Emirates NBD Bank PJSC ................... 699,850 5,300,162
Emirates Telecommunications Group Co. PJSC .... 330,144 1,625,759
First Abu Dhabi Bank PJSC .................. 425,955 1,962,826
33,281,312
a
Total Common Stocks — 98.4%
(Cost: $ 1,204,813,502 ) ............................... 1,888,537,546
a
Preferred Stocks
Brazil  —  0 .7%
Axia Energia SA , Class C, Preference Shares
(a)
.... 90,110 899,394
Gerdau SA , Preference Shares , NVS ........... 1,638,786 7,397,123
Security Shares Value
a
Brazil (continued)
Itau Unibanco Holding SA , Preference Shares , NVS . 398,558 $ 3,163,466
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 175,542 1,461,531
12,921,514
a
Chile  —  0 .0%
Embotelladora Andina SA , Class B, Preference Shares 152,511 771,088
a
South Korea  —  0 .6%
Doosan Co. Ltd. , Preference Shares , NVS ........ 1,864 662,788
Doosan Co. Ltd. , Preference Shares , NVS ........ 5,260 2,301,509
Hanwha Corp. , Preference Shares , NVS ......... 51,525 1,628,038
Samsung C&T Corp. , Preference Shares , NVS
(c)
.... 3,946 602,250
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 41,199 5,512,159
10,706,744
a
Total Preferred Stocks — 1.3%
(Cost: $ 15,478,836 ) ................................. 24,399,346
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,220,292,338 ) ............................... 1,912,936,892
a
Short-Term Securities
Money Market Funds  —  3 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 65,520,405 65,540,061
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 6,976,653 6,976,653
a
Total Short-Term Securities — 3.8%
(Cost: $ 72,515,778 ) ................................. 72,516,714
Total Investments —  103.5%
(Cost: $ 1,292,808,116 ) ............................... 1,985,453,606
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (66,856,589)
Net Assets — 100.0% ................................. $ 1,918,597,017
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,749,532  $ 50,797,189
(a)
$ —  $ (5,820) $ (840) $ 65,540,061  65,520,405  $ 635,603
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,020,000  4,956,653
(a)
—  —  —  6,976,653  6,976,653  167,079  —
$ —  $ (5,820) $ (840)
$ 72,516,714
$ 802,682  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 59 06/19/26 $ 5,158 $ 173,752
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 249,794,061 $ 1,638,742,971 $ 514 $ 1,888,537,546
Preferred Stocks ......................................... 13,692,602 10,706,744 — 24,399,346
Short-Term Securities
Money Market Funds ...................................... 72,516,714 — — 72,516,714
$ 336,003,377 $ 1,649,449,715 $ 514 $ 1,985,453,606

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Emerging Markets Equity Factor ETF

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 173,752 $ — $ — $ 173,752
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)